Lease Liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance lease and operating lease by lessee [Line Items]
Lease liabilities	€ 8,070	€ 5,294	€ 7,226
Sale of the towers division of Telxius	2,650
Additions related to fixed asset sale and leaseback transactions	51	53
Capital gains arising from sale and leaseback transactions	263	79	€ 313
Transfers and others	59	1,165
Additions	2,030	1,969
Lease liabilities not yet commenced	1,307	181
Telefónica United Kingdom
Disclosure of finance lease and operating lease by lessee [Line Items]
Transfers and others		637
Telxius Group
Disclosure of finance lease and operating lease by lessee [Line Items]
Lease liabilities	2,775	570
Sale of the towers division of Telxius	125
Transfers and others		€ 570
Telefónica El Salvador
Disclosure of finance lease and operating lease by lessee [Line Items]
Transfers and others	43
Cancom Ltd.
Disclosure of finance lease and operating lease by lessee [Line Items]
Additions	€ 14